UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-21875

Dividend Income Portfolio
(Exact name of registrant as specified in charter)

The Eaton Vance Building, 255 State Street, Boston, Massachusetts		02109
(Address of principal executive offices)		(Zip code)

Alan R. Dynner, Esq. Eaton Vance Management, 255 State Street, Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code:		(617) 482-8260

Date of fiscal year end:	October 31

Date of reporting period:	January 31, 2007

Item 1. Schedule of Investments

Dividend Income Portfolio                                                                                                              as of January 31, 2007

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 99.3%

Security	Shares	Value
Aerospace & Defense — 1.7%
Honeywell International, Inc.	8,040	$367,348
United Technologies Corp.	25,428	1,729,613
		$2,096,961
Auto Components — 1.3%
Johnson Controls, Inc.	17,000	$1,571,820
		$1,571,820
Automobiles — 1.3%
Harley-Davidson, Inc.	22,100	$1,508,767
		$1,508,767
Beverages — 1.7%
Diageo PLC ADR	26,300	$2,070,599
		$2,070,599
Capital Markets — 7.2%
Credit Suisse Group ADR	33,800	$2,402,504
Goldman Sachs Group, Inc. (The)	10,300	2,185,248
Mellon Financial Corp.	35,200	1,504,448
Merrill Lynch & Co., Inc.	22,500	2,105,100
UBS AG (1)	7,760	488,958
		$8,686,258
Chemicals — 1.5%
E.I. du Pont de Nemours and Co.	35,700	$1,769,292
		$1,769,292
Commercial Banks — 11.0%
Allied Irish Banks PLC ADR	20,997	$1,219,296
Banco Santander Central Hispano SA ADR	53,000	1,000,110
Bank of Nova Scotia (1)	17,895	772,706
Barclays PLC ADR	44,950	2,651,600
BNP Paribas (1)	3,800	424,316
HBOS PLC (1)	54,291	1,183,745
KBC Groep NV (1)	13,090	1,650,700
National Bank of Canada (1)	20,500	1,116,524
Societe Generale (1)	2,455	434,496
UniCredito Italiano SPA (1)	67,649	626,539
Wachovia Corp.	39,450	2,228,925
		$13,308,957
Commercial Services & Supplies — 0.9%
Biffa PLC (1)	72,500	$464,051
R.R. Donnelley & Sons Co.	17,000	630,700
		$1,094,751
Communications Equipment — 0.9%
Nokia Oyj ADR	48,000	$1,060,800
		$1,060,800

Computer Peripherals — 1.9%
International Business Machines Corp.	23,081	$2,288,481
		$2,288,481
Construction Materials — 1.2%
Lafarge SA (1)	3,080	$471,775
Martin Marietta Materials, Inc.	8,600	992,612
		$1,464,387
Consumer Finance — 1.1%
Student Loan Corp. (The)	6,485	$1,300,242
		$1,300,242
Diversified Financial Services — 3.2%
Bank of America Corp.	29,290	$1,540,068
Citigroup, Inc.	41,633	2,295,227
		$3,835,295
Diversified Telecommunication Services — 8.6%
AT&T, Inc.	78,567	$2,956,476
Embarq Corp.	26,800	1,487,668
Telefonica SA (1)	19,000	415,515
Telefonos de Mexico SA de CV ADR	17,130	525,891
Telenor ASA (1)	38,500	782,746
Telenor ASA ADR	6,500	398,775
Verizon Communications, Inc.	58,960	2,271,139
Windstream Corp.	101,500	1,510,320
		$10,348,530
Electric Utilities — 6.0%
CPFL Energia SA ADR	11,800	$463,740
E. ON AG ADR	12,020	545,588
Endesa SA (1)	10,500	526,940
Enel SPA (1)	77,000	814,363
Fortum Oyj (1)	31,892	877,268
Iberdrola SA (1)	10,800	462,360
Scottish and Southern Energy PLC (1)	39,900	1,172,322
Southern Co.	65,000	2,374,450
		$7,237,031
Energy Equipment & Services — 3.1%
Diamond Offshore Drilling, Inc.	30,500	$2,575,420
Halliburton Co.	39,000	1,152,060
		$3,727,480
Food & Staples Retailing — 1.0%
Wal-Mart Stores, Inc.	25,300	$1,206,557
		$1,206,557
Food Products — 2.1%
Cadbury Schweppes PLC ADR	27,381	$1,241,455
Nestle SA (1)	1,300	476,081
Nestle SA ADR	9,175	838,695
		$2,556,231

Health Care Providers & Services — 1.8%
Health Management Associates, Inc.	113,500	$2,207,575
		$2,207,575
Hotels, Restaurants & Leisure — 3.2%
McDonald’s Corp.	39,400	$1,747,390
Starwood Hotels and Resorts Worldwide, Inc.	34,400	2,152,752
		$3,900,142
Household Products — 0.4%
Kimberly-Clark Corp.	1,670	$115,898
Kimberly-Clark de Mexico SA de CV (1)	78,500	337,015
		$452,913
Independent Power Producers & Energy Traders — 0.9%
TXU Corp.	19,770	$1,069,162
		$1,069,162
Industrial Conglomerates — 2.0%
General Electric Co.	68,150	$2,456,807
		$2,456,807
Insurance — 7.1%
Chubb Corp. (The)	32,000	$1,665,280
Fidelity National Financial, Inc.	79,525	1,887,923
Hartford Financial Services Group, Inc. (The)	30,000	2,847,300
Legal & General Group PLC (1)	300,000	913,502
St. Paul Travelers Cos., Inc. (The)	24,495	1,245,571
		$8,559,576
Metals & Mining — 2.4%
Anglo American PLC ADR	23,150	$540,553
BHP Billiton, Ltd. ADR	11,400	467,286
Companhia Vale do Rio Doce ADR	29,700	1,007,721
Freeport-McMoRan Copper & Gold, Inc., Class B	14,631	841,429
		$2,856,989
Multiline Retail — 1.6%
Debenhams PLC (1)	372,600	$1,215,105
J.C. Penney Company, Inc.	8,900	723,036
		$1,938,141
Multi-Utilities — 2.0%
CMS Energy Corp. (2)	32,000	$534,080
Energy East Corp.	27,000	648,540
National Grid PLC (1)	40,200	605,714
RWE AG (1)	5,595	584,114
		$2,372,448
Oil, Gas & Consumable Fuels — 10.6%
Chesapeake Energy Corp.	11,000	$325,710
Chevron Corp.	33,300	2,426,904
ConocoPhillips	37,103	2,464,010

Exxon Mobil Corp.	36,489	$2,703,835
Kinder Morgan, Inc.	4,758	504,348
Occidental Petroleum Corp.	27,460	1,273,046
Statoil ASA ADR	20,870	560,568
Total SA ADR	12,140	826,127
Williams Cos., Inc. (The)	60,265	1,626,552
		$12,711,100
Pharmaceuticals — 5.6%
Eli Lilly & Co.	10,000	$541,200
GlaxoSmithKline PLC ADR	19,354	1,047,632
Johnson & Johnson	14,885	994,318
Pfizer, Inc.	87,164	2,287,183
Wyeth	37,981	1,876,641
		$6,746,974
Real Estate Investment Trusts (REITs) — 1.2%
Equity Residential	12,450	$700,686
Simon Property Group, Inc.	6,990	799,586
		$1,500,272
Specialty Retail — 2.0%
Home Depot, Inc. (The)	59,250	$2,413,845
		$2,413,845
Thrifts & Mortgage Finance — 0.3%
IndyMac Bancorp, Inc.	8,200	$318,898
		$318,898
Tobacco — 2.5%
Altria Group, Inc.	25,545	$2,232,378
Reynolds American, Inc.	11,800	761,100
		$2,993,478
Total Common Stocks (identified cost $110,796,262)		$119,630,759

Short-Term Investments — 3.2%

	Interest
Description	(000’s omitted)	Value
Investment in Cash Management Portfolio, 4.73% (3)	$3,839	$3,838,579
Total Short-Term Investments (at amortized cost, $3,838,579)		$3,838,579
Total Investments — 102.5% (identified cost $114,634,841)		$123,469,338
Other Assets, Less Liabilities — (2.5)%		$(2,970,395)
Net Assets — 100.0%		$120,498,943

ADR	—	American Depository Receipt
(1)		Foreign security.
(2)		Non-income producing security.
(3)

Affiliated investment investing in high quality, U.S. Dollar denominated money market instruments, and that is available to Eaton Vance portfolios and funds. The rate shown is the annualized seven-day yield as of January 31, 2007.

Country Concentration of Portfolio

	Percentage
Country	of Total Investments	Value
United States	86.4%	$106,652,484
United Kingdom	4.5	5,554,439
Canada	1.5	1,889,230
Belgium	1.3	1,650,700
Italy	1.2	1,440,902
Spain	1.1	1,404,815
France	1.1	1,330,586
Switzerland	0.8	965,039
Finland	0.7	877,268
Norway	0.6	782,746
Germany	0.5	584,114
Mexico	0.3	337,015
Total	100%	$123,469,338

The Fund did not have any open financial instruments at January 31, 2007.

The cost and unrealized appreciation (depreciation) in value of the investments owned at January 31, 2007, as computed on a federal income tax basis, were as follows:

Aggregate cost	$114,634,841
Gross unrealized appreciation	$9,657,473
Gross unrealized depreciation	(822,976)
Net unrealized appreciation	$8,834,497

The net unrealized appreciation on foreign currency at January 31,2007 was $914.

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dividend Income Portfolio

By:	/s/ Duncan W. Richardson
Duncan W. Richardson
President

Date:	March 20, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Duncan W. Richardson
Duncan W. Richardson
President

Date:	March 20, 2007

By:	/s/ Michelle A. Green
Michelle A. Green
Treasurer

Date:	March 20, 2007